Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 6.2%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	54,804	2,537,425
Entertainment 0.3%
Activision Blizzard, Inc.	7,312	552,787
Interactive Media & Services 2.4%
Alphabet, Inc., Class A(a)	2,058	4,696,747
Media 2.2%
Charter Communications, Inc., Class A(a)	1,850	792,706
Comcast Corp., Class A	4,835	192,240
Fox Corp., Class A	9,670	346,573
Interpublic Group of Companies, Inc. (The)	91,627	2,988,873
Total		4,320,392
Total Communication Services		12,107,351
Consumer Discretionary 5.1%
Diversified Consumer Services 1.0%
H&R Block, Inc.	49,867	1,300,033
Service Corp. International	9,374	615,028
Total		1,915,061
Hotels, Restaurants & Leisure 0.3%
Travel + Leisure Co.	10,232	567,671
Household Durables 1.2%
Lennar Corp., Class A	5,822	445,325
PulteGroup, Inc.	47,620	1,988,611
Total		2,433,936
Specialty Retail 2.6%
AutoNation, Inc.(a)	22,326	2,587,807
AutoZone, Inc.(a)	837	1,636,728
O’Reilly Automotive, Inc.(a)	1,342	813,990
Total		5,038,525
Total Consumer Discretionary		9,955,193
Consumer Staples 8.2%
Beverages 0.8%
Coca-Cola Co. (The)	23,209	1,499,533
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.5%
Tyson Foods, Inc., Class A	11,423	1,064,167
Household Products 3.6%
Procter & Gamble Co. (The)	43,883	7,045,416
Tobacco 3.3%
Altria Group, Inc.	64,488	3,583,598
Philip Morris International, Inc.	28,967	2,896,700
Total		6,480,298
Total Consumer Staples		16,089,414
Energy 6.8%
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.(b)	7,778	1,218,579
ConocoPhillips Co.	7,795	744,578
EOG Resources, Inc.	34,381	4,014,326
Exxon Mobil Corp.	80,532	6,865,353
Marathon Petroleum Corp.	5,400	471,204
Total		13,314,040
Total Energy		13,314,040
Financials 19.2%
Banks 5.2%
Citigroup, Inc.	18,865	909,482
Comerica, Inc.	7,000	573,300
JPMorgan Chase & Co.	2,640	315,110
Popular, Inc.	41,840	3,263,102
Wells Fargo & Co.	102,497	4,471,944
Zions Bancorp	10,755	607,765
Total		10,140,703
Capital Markets 4.7%
Cboe Global Markets, Inc.	10,558	1,192,843
Goldman Sachs Group, Inc. (The)	12,247	3,741,336
Morgan Stanley	52,025	4,192,695
Total		9,126,874
Columbia Disciplined Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.6%
Ally Financial, Inc.	14,187	566,912
Capital One Financial Corp.	27,950	3,483,129
SLM Corp.	60,064	1,004,871
Total		5,054,912
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B(a)	7,045	2,274,337
Insurance 5.6%
Allstate Corp. (The)	1,431	181,079
Marsh & McLennan Companies, Inc.	23,955	3,873,523
MetLife, Inc.	58,189	3,821,854
Prudential Financial, Inc.	28,023	3,040,776
Total		10,917,232
Total Financials		37,514,058
Health Care 18.1%
Biotechnology 1.7%
BioMarin Pharmaceutical, Inc.(a)	4,800	390,480
Gilead Sciences, Inc.	8,383	497,447
Horizon Therapeutics PLC(a)	1,980	195,149
Iovance Biotherapeutics, Inc.(a)	11,098	168,135
Mirati Therapeutics, Inc.(a)	2,481	153,301
Regeneron Pharmaceuticals, Inc.(a)	1,294	852,888
Vertex Pharmaceuticals, Inc.(a)	3,683	1,006,269
Total		3,263,669
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	8,765	994,828
Becton Dickinson and Co.	5,739	1,418,623
Total		2,413,451
Health Care Providers & Services 5.7%
CVS Health Corp.	32,153	3,090,868
McKesson Corp.	11,937	3,695,814
Molina Healthcare, Inc.(a)	11,597	3,635,080
UnitedHealth Group, Inc.	1,593	810,120
Total		11,231,882
Life Sciences Tools & Services 1.6%
IQVIA Holdings, Inc.(a)	14,303	3,117,911
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 7.9%
Bristol-Myers Squibb Co.	69,165	5,206,050
Johnson & Johnson	24,129	4,354,319
Pfizer, Inc.	117,898	5,785,255
Total		15,345,624
Total Health Care		35,372,537
Industrials 11.3%
Aerospace & Defense 3.7%
General Dynamics Corp.	17,837	4,218,986
Lockheed Martin Corp.	2,162	934,243
Textron, Inc.	30,725	2,127,706
Total		7,280,935
Building Products 1.2%
Builders FirstSource, Inc.(a)	26,200	1,613,134
Johnson Controls International PLC	1,444	86,453
Owens Corning	7,169	651,877
Total		2,351,464
Commercial Services & Supplies 0.4%
Republic Services, Inc.	2,094	281,161
Waste Management, Inc.	3,379	555,643
Total		836,804
Electrical Equipment 1.9%
Emerson Electric Co.	40,751	3,674,925
Industrial Conglomerates 2.0%
Roper Technologies, Inc.	8,297	3,898,926
Road & Rail 2.1%
CSX Corp.	66,277	2,275,952
Norfolk Southern Corp.	2,675	689,829
Union Pacific Corp.	4,522	1,059,460
Total		4,025,241
Total Industrials		22,068,295
Information Technology 8.8%
Communications Equipment 2.6%
Cisco Systems, Inc.	104,260	5,106,655

2	Columbia Disciplined Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.1%
Accenture PLC, Class A	2,700	810,972
Fidelity National Information Services, Inc.	33,885	3,359,698
Total		4,170,670
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	31,678	1,380,844
Texas Instruments, Inc.	15,314	2,607,208
Total		3,988,052
Software 2.1%
Salesforce, Inc.(a)	5,032	885,330
Synopsys, Inc.(a)	11,005	3,156,124
Total		4,041,454
Total Information Technology		17,306,831
Materials 4.6%
Chemicals 1.4%
Dow, Inc.	42,551	2,829,641
Metals & Mining 1.8%
Nucor Corp.	14,127	2,186,577
Steel Dynamics, Inc.	14,505	1,243,804
Total		3,430,381
Paper & Forest Products 1.4%
Louisiana-Pacific Corp.	41,211	2,658,934
Total Materials		8,918,956
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.6%
Public Storage	6,794	2,523,971
Simon Property Group, Inc.	23,659	2,791,762
Weyerhaeuser Co.	91,364	3,766,024
Total		9,081,757
Total Real Estate		9,081,757
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.3%
Electric Utilities 3.4%
American Electric Power Co., Inc.	22,300	2,210,153
Duke Energy Corp.	39,363	4,336,228
Total		6,546,381
Gas Utilities 1.9%
National Fuel Gas Co.	53,641	3,761,844
Total Utilities		10,308,225
Total Common Stocks (Cost $165,425,100)		192,036,657

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(c),(d)	3,327,642	3,326,643
Total Money Market Funds (Cost $3,326,535)		3,326,643
Total Investments in Securities (Cost: $168,751,635)		195,363,300
Other Assets & Liabilities, Net		111,263
Net Assets		195,474,563

At April 30, 2022, securities and/or cash totaling $314,907 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	17	06/2022	USD	3,508,375	—	(179,498)
Columbia Disciplined Value Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	1,196,891	15,863,278	(13,733,603)	77	3,326,643	(560)	2,461	3,327,642
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Value Fund | Third Quarter Report 2022

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3QT179_07_M01_(06/22)